DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Inventory costs	$ 8,030	$ 9,838	$ 16,421	$ 18,591
Subcontractor and consultant costs	765	812	1,465	1,553
Concession construction materials and labor costs	85	81	160	160
Depreciation and amortization expense	907	776	1,807	1,470
Compensation	1,591	1,281	3,109	2,480
Other direct costs	952	890	1,834	2,015
Total	$ 12,330	$ 13,678	$ 24,796	$ 26,269